Financial instruments (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Comparison by class of the carrying amounts and fair value of the Company's financial instruments

		2022		2021
		Carrying	Fair	Carrying	Fair
	Level	amount	value	amount	value
Financial assets
Financial assets measured at amortised cost:
Cash and cash held in trust	1	228,794	228,794	3,495,390	3,495,390
Marketable securities	1	263,691	263,691	—	—
Trade and other receivables	2	1,235,619	1,235,619	242,357	242,357
Loan receivable	2	483,588	483,588	—	—

Financial liabilities
Financial liabilities measure at amortised cost:
Trade and other payables	2	7,139,817	7,139,817	680,328	680,328
Loans and borrowings	2	3,568,896	3,568,896	432,201	432,201
Holdback payable	2	377,465	377,465	—	—
Lease liabilities	2	330,821	330,821	2,418,706	2,418,706
Due to related party	2	679,617	679,617	—	—
Secured convertible debenture	2	—	—	6,716,190	6,716,190

As at December 31		2021		2020
		Carrying	Fair	Carrying	Fair
	Level	amount	value	amount	value
Financial assets
Financial assets measured at amortized cost:
Cash	1	$3,495,390	3,495,390	$13,504	13,504
Trade and other receivables	2	242,357	242,357	—	—

Financial liabilities
Financial assets measured at amortized cost:
Trade and other payables	2	$680,328	680,328	$183,895	183,895
Loans and borrowings	2	432,201	432,210	6,240,713	6,240,713
Lease liabilities	2	2,418,706	2,418,706	2,882,152	2,882,152
Secured convertible debenture	2	6,716,190	6,716,190	—	—